united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

Shares						Fair Value

	EXCHANGE TRADED FUNDS - 0.3%
	DEBT FUND - 0.3%
16,900	PowerShares Senior Loan Portfolio					$392,587
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)					392,587

	MUTUAL FUNDS - 4.4%
	DEBT FUNDS - 4.4%
13,422	BlackRock Floating Rate Income Strategies Fund, Inc.					190,861
197,182	Fidelity Floating Rate High Income Fund					1,908,726
444,137	Vanguard Short-Term Investment Grade Fund					4,694,529
	TOTAL MUTUAL FUNDS (Cost $6,877,512)					6,794,116

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 92.9%
	AEROSPACE/DEFENSE - 0.3%
$390,000	L3 Communications Corp.	5.2000	10/15/2019			406,467

	AGENCY COLLATERAL CMO - 12.9%
1,369,296	Fannie Mae Interest Strip *	2.5000	2/25/2028			104,792
813,116	Fannie Mae Interest Strip *	3.5000	11/25/2041			148,157
1,035,947	Fannie Mae Interest Strip *	4.5000	7/25/2042			288,190
596,264	Fannie Mae Interest Strip *	4.5000	7/25/2042			142,889
1,289,549	Fannie Mae Interest Strip *	5.5000	5/25/2033			250,349
516,968	Fannie Mae Interest Strip *	5.5000	4/25/2036			98,596
813,723	Fannie Mae Interest Strip *	5.5000	6/25/2037			159,533
1,142,699	Fannie Mae Interest Strip *	5.5000	1/25/2038			222,765
28,042,938	Fannie Mae REMICS *	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	49,088
511,928	Fannie Mae REMICS *	3.0000	8/25/2030			39,995
4,826,298	Fannie Mae REMICS *	3.5000	6/25/2042			1,150,208
2,798,308	Fannie Mae REMICS *	3.5000	5/25/2044			395,914
3,590,568	Fannie Mae REMICS	3.5000	1/25/2048			668,030
1,027,960	Fannie Mae REMICS *	4.0000	3/25/2041			184,115
1,803,096	Fannie Mae REMICS *	4.0000	10/25/2041			240,810
1,037,156	Fannie Mae REMICS *	4.0000	6/25/2043			160,268
1,507,335	Fannie Mae REMICS *	4.5000	9/25/2043			264,464
532,160	Fannie Mae REMICS *	4.5887	4/25/2045			97,687
1,980,116	Fannie Mae REMICS *	4.6387	1/25/2044	Monthly US LIBOR	+6.15%	274,131
512,816	Fannie Mae REMICS *	4.8887	12/25/2037	Monthly US LIBOR	+6.20%	77,706
2,220,516	Fannie Mae REMICS *	4.9587	9/25/2037	Monthly US LIBOR	+6.45%	327,661
2,691,985	Fannie Mae REMICS *	4.9887	6/25/2038	Monthly US LIBOR	+6.52%	202,060
1,565,535	Fannie Mae REMICS *	5.0687	11/25/2036	Monthly US LIBOR	+6.55%	267,244
852,730	Fannie Mae REMICS *	5.0887	12/25/2036	Monthly US LIBOR	+6.63%	115,293
931,654	Fannie Mae REMICS *	5.0887	3/25/2036	Monthly US LIBOR	+6.65%	121,036
272,308	Fannie Mae REMICS *	5.1487	7/25/2035	Monthly US LIBOR	+6.65%	40,977
852,282	Fannie Mae REMICS *	5.1987	5/25/2037	Monthly US LIBOR	+6.71%	130,783
1,933,422	Fannie Mae REMICS *	5.1987	6/25/2037	Monthly US LIBOR	+6.76%	291,924
1,027,512	Fannie Mae REMICS *	6.0000	12/25/2039	Monthly US LIBOR	+6.76%	197,926
433,330	Fannie Mae REMICS *	6.0000	3/25/2040			93,690
15,823	Fannie Mae REMICS	6.3645	7/25/2041			14,491
917,505	Fannie Mae REMICS *	6.5000	11/25/2027	Monthly US LIBOR	+9.50%	124,426
301,652	Fannie Mae REMICS *	7.5000	10/25/2023			43,497
26,561,834	Freddie Mac REMICS *	0.1000	5/15/2046	Monthly US LIBOR	+16.00%	99,108
2,157,147	Freddie Mac REMICS *	1.1000	3/15/2034	Monthly US LIBOR	+6.10%	87,113
1,927,361	Freddie Mac REMICS *	3.0000	6/15/2041	Monthly US LIBOR	+7.10%	260,709
709,446	Freddie Mac REMICS *	3.5000	4/15/2033			78,142
3,059,742	Freddie Mac REMICS *	3.5000	4/15/2038			305,262
1,699,995	Freddie Mac REMICS *	3.5000	3/15/2043			275,008
1,768,546	Freddie Mac REMICS *	3.5000	3/15/2043			221,148
1,264,631	Freddie Mac REMICS *	3.5000	3/15/2043			185,336
1,257,786	Freddie Mac REMICS *	3.5000	6/15/2043			163,235
1,861,690	Freddie Mac REMICS *	3.5000	7/15/2043			269,070
1,931,940	Freddie Mac REMICS *	3.5000	4/15/2044			280,833
3,783,846	Freddie Mac REMICS *	3.5000	5/15/2045			607,473
1,022,499	Freddie Mac REMICS *	4.0000	12/15/2041			145,231
2,297,962	Freddie Mac REMICS *	4.0000	4/15/2043			477,869
1,620,181	Freddie Mac REMICS *	4.0000	9/15/2044			183,962
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERAL CMO - 12.9% (Continued)
$1,268,261	Freddie Mac REMICS *	4.5406	12/15/2044	Monthly US LIBOR	+6.10%	$204,639
4,738,241	Freddie Mac REMICS *	4.9406	10/15/2041	Monthly US LIBOR	+6.50%	867,571
1,017,318	Freddie Mac REMICS *	5.1906	5/15/2029	Monthly US LIBOR	+6.75%	129,173
1,236,441	Freddie Mac REMICS *	5.4406	1/15/2032	Monthly US LIBOR	+7.00%	178,177
523,131	Freddie Mac REMICS *	5.5000	8/15/2035	Monthly US LIBOR	+75.71%	91,025
574,758	Freddie Mac REMICS *	5.5000	7/15/2040			8,939
267,117	Freddie Mac REMICS *	5.6906	3/15/2032	Monthly US LIBOR	+7.25%	42,270
1,295,668	Freddie Mac REMICS *	6.1406	7/15/2034	Monthly US LIBOR	+7.70%	216,693
338,325	Freddie Mac REMICS *	6.3206	6/15/2031	Monthly US LIBOR	+7.88%	62,892
204,028	Freddie Mac REMICS *	6.5000	3/15/2032			42,780
23,463	Freddie Mac REMICS	10.8811	2/15/2019	Monthly US LIBOR	+14.00%	24,608
66,689	Freddie Mac REMICS	16.8754	2/15/2032	Monthly US LIBOR	+20.93%	82,512
1,208,319	Freddie Mac Strips *	4.3680	1/15/2043			273,000
721,893	Freddie Mac Strips *	4.5000	12/15/2040			152,335
1,377,701	Freddie Mac Strips *	5.0000	6/15/2038			311,156
348,162	Freddie Mac Strips *	6.1406	8/15/2036	Monthly US LIBOR	+7.70%	61,843
331,374	Government National Mortgage Association *	3.0000	7/20/2041			41,121
2,598,173	Government National Mortgage Association *	3.5000	9/20/2023			420,853
7,739,060	Government National Mortgage Association *	3.5000	1/20/2029			1,235,692
1,706,853	Government National Mortgage Association *	3.5000	10/20/2039			233,591
3,922,672	Government National Mortgage Association *	3.5000	8/20/2040			326,651
7,076,902	Government National Mortgage Association *	3.5000	2/20/2044			821,243
787,964	Government National Mortgage Association *	3.5000	4/20/2044			131,309
294,415	Government National Mortgage Association *	4.0000	12/16/2026			31,000
1,097,411	Government National Mortgage Association *	4.0000	12/20/2040			134,052
3,893,661	Government National Mortgage Association *	4.0000	1/20/2047			554,411
3,893,574	Government National Mortgage Association *	4.0000	2/20/2047			782,194
1,022,621	Government National Mortgage Association *	4.5000	3/20/2044			187,724
3,259,834	Government National Mortgage Association *	4.5000	8/20/2045			660,523
543,556	Government National Mortgage Association *	4.5000	4/20/2046			109,435
625,543	Government National Mortgage Association *	4.5388	1/20/2046	Monthly US LIBOR	+6.10%	104,041
585,850	Government National Mortgage Association *	4.6388	12/20/2042	Monthly US LIBOR	+6.20%	84,595
1,080,540	Government National Mortgage Association *	4.7405	8/16/2038	Monthly US LIBOR	+6.30%	106,522
2,018,646	Government National Mortgage Association *	5.0000	2/16/2040			476,552
447,175	Government National Mortgage Association *	5.1405	6/16/2042	Monthly US LIBOR	+6.70%	72,290
						19,891,606
	AIRLINES - 3.7%
2,000,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			2,032,500
500,000	American Airlines Group, Inc.	6.1250	6/1/2018			506,050
226,504	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			244,724
1,036,165	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019			1,083,777
409,635	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			428,498
500,000	Continental Airlines 2012-3 Class C Pass Through Trust	6.1250	4/29/2018			504,425
105,033	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018			106,871
36,864	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019			37,710
192,507	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			198,523
500,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018			505,000
87,128	Virgin Australia 2013-1B Pass Through Trust ^	6.0000	10/23/2020			89,306
						5,737,384
	AUTO MANUFACTURERS - 1.8%
500,000	Daimler Finance North America LLC ^	1.6500	3/2/2018			500,038
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018			298,749
625,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019			623,369
115,000	Ford Motor Credit Co. LLC	2.8357	8/20/2018	Quarterly US LIBOR	+1.40%	115,103
750,000	General Motors Co.	3.5000	10/2/2018			756,202
500,000	General Motors Financial Co., Inc.	4.3750	9/25/2021			519,093
						2,812,554
	AUTO PARTS & EQUIPMENT - 0.3%
500,000	Aptiv PLC	3.1500	11/19/2020			504,949

	BANKS - 9.2%
268,000	Bank of America Corp.	3.1557	11/18/2020	Quarterly US LIBOR	+1.72%	273,469
500,000	Bank of America Corp.	3.4458	9/28/2020	Quarterly US LIBOR	+1.76%	510,555
650,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018			651,405
500,000	Barclays Bank PLC	3.0000	2/22/2021	Quarterly US LIBOR	+1.25%	497,768
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BANKS - 9.2% (Continued)
$1,705,000	CIT Group, Inc.	3.8750	2/19/2019			$1,724,266
450,000	Citigroup, Inc.	2.8629	8/11/2020	Quarterly US LIBOR	+1.45%	453,868
250,000	Citigroup, Inc.	3.0000	12/15/2020	Quarterly US LIBOR	+1.25%	253,093
1,500,000	Credit Agricole SA ^	8.3750	10/29/2049	Quarterly US LIBOR	+6.98%	1,631,250
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			570,619
250,000	Goldman Sachs Group, Inc.	2.8621	8/26/2020	Quarterly US LIBOR	+1.40%	252,552
344,000	Goldman Sachs Group, Inc.	3.0715	7/15/2020	Quarterly US LIBOR	+1.35%	345,133
985,000	HBOS PLC ^	6.7500	5/21/2018			998,088
252,000	HSBC Bank USA NA	4.8750	8/24/2020			265,169
263,000	JPMorgan Chase & Co.	2.6250	10/29/2020	Quarterly US LIBOR	+0.50%	262,895
2,500,000	Jacobs Douwe Egberts	3.6875	7/2/2022			2,518,750
1,000,560	Manwin Licensing Intl. +	14.0000	10/18/2018			1,105,618
400,000	Manufacturers & Traders Trust Co.	2.1206	12/1/2021	Quarterly US LIBOR	+0.64%	399,399
311,000	Morgan Stanley	5.2603	10/27/2018	Quarterly US LIBOR	+3.50%	316,942
500,000	National Westminster Bank PLC	1.7500	11/29/2049			460,250
700,000	Wells Fargo & Co.	7.9800	3/29/2049	Quarterly US LIBOR	+3.77%	708,687
						13,926,307
	BEVERAGES - 1.7%
150,000	Anheuser-Busch InBev Worldwide, Inc. ^	7.7500	1/15/2019			157,663
500,000	Bacardi Ltd. ^	8.2000	4/1/2019			531,526
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021			403,938
350,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018			350,792
350,000	Constellation Brands, Inc.	3.8750	11/15/2019			357,301
825,791	Keurig Green Mountain, Inc.	2.7500	3/3/2021			824,247
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020			10,200
						2,635,667
	BUILDING MATERIALS - 0.2%
325,000	Martin Marietta Materials, Inc.	6.6000	4/15/2018			327,942

	CASINOS & GAMING - 1.5%
2,240,000	MGM Resorts international	5.2500	3/31/2020			2,324,000

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
271,276	Alternative Loan Trust 2004-35T2 *	6.0000	2/25/2035			59,589
26,737	Banc of America Funding 2004-D Trust	3.5009	6/25/2034			26,460
16,762	Banc of America Mortgage 2004-A Trust	3.6869	2/25/2034			16,835
43,503	Banc of America Mortgage 2004-C Trust	3.7326	4/25/2034			43,999
13,369,320	BCAP LLC Trust 2007-AA2 *	0.4429	4/25/2037			210,187
38,318	Bear Stearns ARM Trust 2003-4	3.5937	7/25/2033			38,652
28,509	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033			29,301
23,358	Chase Mortgage Finance Trust Series 2007-A1	3.5741	2/25/2037			23,489
94,115	CHL Mortgage Pass-Through Trust 2004-7	3.4709	5/25/2034			93,628
27,855	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			28,149
100,040	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			100,588
50,734	Deutsche Mortgage Securities Inc. Mortgage Loan Trust 2004-4	2.0114	6/25/2034	Monthly US LIBOR	+0.45%	47,489
24,574	First Horizon Alternative Mortgage Securities Trust 2006-FA1	2.3114	4/25/2036	Monthly US LIBOR	+0.75%	24,593
97,853	GSR Mortgage Loan Trust 2004-14	3.6121	12/25/2034			100,639
464,023	GSR Mortgage Loan Trust 2004-2F *	6.0887	1/25/2034	Monthly US LIBOR	+7.65%	63,253
36,610	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			37,211
176,474	Impac CMB Trust Series 2004-4	2.4614	9/25/2034	Monthly US LIBOR	+0.90%	160,030
22,595	Impac CMB Trust Series 2004-5	2.4814	10/25/2034	Monthly US LIBOR	+0.92%	22,881
116,883	Impac CMB Trust Series 2004-6	2.3864	10/25/2034	Monthly US LIBOR	+0.83%	110,146
150,909	JP Morgan Mortgage Trust 2005-A1	3.6980	2/25/2035			150,634
24,365	Lehman XS Trust Series 2005-1	3.0678	7/25/2035	Monthly US LIBOR	+1.50%	24,396
21,977	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			23,145
952,404	MASTR Alternative Loan Trust 2007-HF1 *	7.0000	10/25/2047			409,388
40,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			41,956
70,113	Morgan Stanley Mortgage Loan Trust 2004-10AR	3.5122	11/25/2034			69,180
23,187	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.4955	9/25/2034			23,857
101,484	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			100,570
61,971	Structured Asset Securities Corp.	4.0650	9/25/2026			62,391
41,500	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	2.5614	3/25/2028	Monthly US LIBOR	+1.00%	41,539
68,838	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035			21,853
120,365	Wilshire Funding Corp.	7.2500	8/25/2027			118,785
						2,324,813
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	COMMERCIAL SERVICES - 0.7%
$1,000,000	Graham Holdings Co.	7.2500	2/1/2019			$1,049,590

	COMPUTERS - 1.7%
1,647,000	EMC Corp.	1.8750	6/1/2018			1,640,239
1,000,000	EMC Corp.	2.6500	6/1/2020			986,992
						2,627,231
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
500,000	Air Lease Corp.	2.6250	9/4/2018			501,141
375,000	Ally Financial, Inc.	3.3500	5/15/2019			374,381
964,000	Ally Financial, Inc.	3.5000	1/27/2019			970,266
496,000	Ally Financial, Inc.	4.7500	9/10/2018			500,960
500,000	ILFC E-Capital Trust I ^	4.3700	12/21/2065			490,000
1,151,000	International Lease Finance Corp.	5.8750	4/1/2019			1,193,022
1,414,000	Navient Corp.	5.5000	1/15/2019			1,445,532
825,000	Navient Corp.	8.4500	6/15/2018			843,563
						6,318,865
	ENTERTAINMENT - 0.3%
488,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. ^	5.0000	8/1/2018			489,493

	FOREST PRODUCTS & PAPER - 0.5%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			767,250

	HEALTHCARE-PRODUCTS - 1.1%
447,000	Mallinckrodt International	3.5000	4/15/2018			447,559
1,250,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			1,246,681
						1,694,240
	HEALTHCARE-SERVICES - 0.8%
755,000	HCA-The Healthcare Company, Inc.	3.7500	3/15/2019			765,404
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020			520,323
						1,285,727
	HOME EQUITY ASSET BACKED SECURITIES - 3.1%
86,422	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	8.0880	6/25/2031			91,276
88,969	ABFC 2002-OPT1 Trust	2.9564	4/25/2032	Monthly US LIBOR	+1.40%	89,181
166,489	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1	4.0364	12/25/2033	Monthly US LIBOR	+2.48%	157,912
60,822	AFC Trust Series 2000-1	2.2914	3/25/2030	Monthly US LIBOR	+0.73%	58,083
19,116	Ameriquest Mort Sec, Inc. Asset Backed Ser 2003-10	4.4864	12/25/2033	Monthly US LIBOR	+2.93%	19,122
83,023	Ameriquest Mort Sec, Inc. Asst Back Pas Thr Certs Ser 2003-9	4.5614	9/25/2033	Monthly US LIBOR	+3.00%	81,741
30,758	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	2.6864	1/25/2034	Monthly US LIBOR	+1.13%	30,787
20,841	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	4.1114	1/25/2034	Monthly US LIBOR	+2.56%	21,163
11,570	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.1030	12/25/2033			11,983
57,839	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028			57,903
211,266	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	4.0364	11/25/2033	Monthly US LIBOR	+2.48%	212,973
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1	5.5614	10/25/2034	Monthly US LIBOR	+4.00%	133,845
459,300	Bear Stearns Asset Backed Securities I Trust 2004-FR3	3.6614	9/25/2034	Monthly US LIBOR	+2.10%	449,055
254,540	Bear Stearns Asset Backed Securities I Trust 2004-HE7	4.2614	8/25/2034	Monthly US LIBOR	+2.70%	249,071
31,794	Bear Stearns Asset Backed Securities Trust 2003-ABF1	2.3014	1/25/2034	Monthly US LIBOR	+0.74%	31,063
155,468	CDC Mortgage Capital Trust 2004-HE1	3.3614	6/25/2034	Monthly US LIBOR	+1.80%	142,691
197,145	CDC Mortgage Capital Trust 2004-HE3	3.3614	11/25/2034	Monthly US LIBOR	+1.80%	178,238
119,399	Citigroup Global Markets Mortgage Securities VII, Inc.	2.1214	9/25/2028	Monthly US LIBOR	+0.56%	118,140
28,245	Conseco Finance Corp.	7.2200	3/15/2028			29,928
17,225	Conseco Finance Corp./Old	2.2595	8/15/2033	Monthly US LIBOR	+0.70%	17,277
61,034	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031			62,145
40,000	GSAA Trust	5.2950	11/25/2034			40,390
157,435	Home Equity Asset Trust	3.7114	3/25/2034	Monthly US LIBOR	+2.15%	155,636
195,285	Home Equity Asset Trust 2004-4	3.5114	10/25/2034	Monthly US LIBOR	+1.95%	188,549
56,553	Meritage Mortgage Loan Trust 2003-1	3.8864	11/25/2033	Monthly US LIBOR	+2.33%	56,525
85,910	Meritage Mortgage Loan Trust 2003-1	4.2614	11/25/2033	Monthly US LIBOR	+2.70%	83,339
79,908	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1	3.7364	7/25/2034	Monthly US LIBOR	+2.18%	74,544
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1	4.9364	5/25/2033	Monthly US LIBOR	+3.38%	21,655
522,637	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1	3.4364	11/25/2034	Monthly US LIBOR	+1.88%	498,668
74,346	New Century Home Equity Loan Trust ^	2.6864	10/25/2033	Monthly US LIBOR	+1.13%	73,989
235,706	New Century Home Equity Loan Trust Series 2003-B	4.0364	11/25/2033	Monthly US LIBOR	+2.48%	237,565
122,897	NovaStar Mortgage Funding Trust Series 2003-4	2.6171	2/25/2034	Monthly US LIBOR	+1.07%	119,198
1,842	NovaStar Mortgage Funding Trust Series 2004-1	3.1364	6/25/2034	Monthly US LIBOR	+1.58%	1,791
114,740	NovaStar Mortgage Funding Trust Series 2004-2	3.8114	9/25/2034	Monthly US LIBOR	+2.23%	105,681
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	HOME EQUITY ASSET BACKED SECURITIES - 3.1% (Continued)
$22,781	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5	2.2014	8/25/2033	Monthly US LIBOR	+0.64%	$22,401
69,939	Saxon Asset Securities Trust 2002-1	3.3614	11/25/2031	Monthly US LIBOR	+1.80%	57,971
60,608	Saxon Asset Securities Trust 2003-3	3.9614	12/25/2033	Monthly US LIBOR	+2.40%	56,710
135,293	Securitized Asset Backed Receivables LLC Trust 2004-OP1	3.2114	2/25/2034	Monthly US LIBOR	+1.66%	133,658
299,214	Securitized Asset Backed Receivables LLC Trust 2004-OP1	3.5864	2/25/2034	Monthly US LIBOR	+2.03%	295,970
199,751	Security National Mortgage Loan Trust 2007-1 ^	1.9114	4/25/2037	Monthly US LIBOR	+0.35%	193,303
65,646	Terwin Mortgage Trust 2004-16SL ^	5.8364	10/25/2034	Monthly US LIBOR	+4.28%	65,249
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE	3.7114	7/25/2034	Monthly US LIBOR	+2.16%	115,714
						4,842,083
	INSURANCE - 0.2%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			315,173

	INDUSTRIAL - 1.2%
1,000,000	SBA Tower Trust ^	2.8980	10/8/2019			999,706
795,000	SBA Tower Trust ^	3.5980	4/10/2018			794,706
						1,794,412
	INVESTMENT COMPANIES - 0.5%
776,000	Ares Capital Corp.	4.8750	11/30/2018			791,079

	LEISURE TIME - 0.3%
500,000	Royal Caribbean Cruises Ltd.	7.2500	3/15/2018			502,336

	MEDIA - 4.0%
1,693,000	Cablevision Systems Corp.	7.7500	4/15/2018			1,715,517
739,000	Charter Communications Operating LLC	4.4640	7/23/2022			765,154
906,000	CSC Holdings LLC	7.6250	7/15/2018			927,518
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021			795,996
805,000	DISH DBS Corp.	4.2500	4/1/2018			809,065
500,000	NBCUniversal Enterprise, Inc. ^	1.9740	4/15/2019			498,004
680,000	Time Warner Cable LLC	5.0000	2/1/2020			706,667
						6,217,921
	MINING - 0.2%
250,000	Newmont Mining Corp.	5.1250	10/1/2019			259,642

	MISCELLANEOUS - 0.6%
950,000	General Electric, Co.	5.0000	12/29/2049	Quarterly US LIBOR	+3.30%	963,063

	MUNICIPAL - 0.1%
95,000	Grant County Public Utility District No. 2	5.2900	1/1/2020			97,252

	OIL & GAS - 4.7%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			654,020
1,597,000	Ithaca Energy, Inc. ^	8.1250	7/1/2019			1,624,947
2,282,000	Petrobras Global Finance BV	3.0000	1/15/2019			2,297,974
2,607,000	Petrobras Global Finance BV	5.7500	1/20/2020			2,726,427
						7,303,368
	OTHER ASSET BACKED SECURITIES - 24.5%
850,000	ACIS CLO 2017-7 Ltd. ^	3.1268	5/1/2027	Quarterly US LIBOR	+1.75%	850,972
2,000,000	AMMC CLO 16 Ltd. ^	7.7815	4/14/2029	Quarterly US LIBOR	+6.06%	2,070,414
146,825	Amortizing Residential Collateral Trust 2002-BC6	3.3614	8/25/2032	Monthly US LIBOR	+1.80%	135,589
1,600,000	Apex Credit CLO 2017-II LLC ^	8.3455	9/20/2029	Quarterly US LIBOR	+6.72%	1,595,860
1,250,000	B&M CLO 2014-1 Ltd. ^	5.4715	4/16/2026	Quarterly US LIBOR	+3.75%	1,257,971
1,000,000	Bain Capital Credit CLO 2017-2 ^	3.6215	1/15/2029	Quarterly US LIBOR	+1.90%	1,009,252
226,452	Bear Stearns Asset Backed Securities Trust 2003-SD3	4.4114	10/25/2033	Monthly US LIBOR	+2.85%	222,232
14,438	Bear Stearns Asset Backed Securities Trust 2006-SD2	1.9414	6/25/2036	Monthly US LIBOR	+0.38%	14,337
2,000,000	Betony CLO Ltd. ^	7.0715	4/15/2027	Quarterly US LIBOR	+5.35%	2,007,609
25,755	Bravo Mortgage Asset Trust ^	1.8014	7/25/2036	Monthly US LIBOR	+0.24%	25,737
213,482	Carrington Mortgage Loan Trust Series 2004-NC2	3.3614	8/25/2034	Monthly US LIBOR	+1.80%	209,645
14,703	Carrington Mortgage Loan Trust Series 2006-NC4	1.6214	10/25/2036	Monthly US LIBOR	+0.06%	14,727
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031			6,872
246,855	Countrywide Asset-Backed Certificates	2.0614	8/25/2034	Monthly US LIBOR	+0.50%	242,931
110,062	Countrywide Asset-Backed Certificates ^	4.9364	3/25/2032	Monthly US LIBOR	+3.38%	106,537
49,233	Countrywide Home Equity Loan Trust	1.7795	4/15/2030	Monthly US LIBOR	+0.22%	48,428
285,786	Credit-Based Asset Servicing & Securitization LLC	3.2864	7/25/2035	Monthly US LIBOR	+1.73%	286,724
202,549	Credit-Based Asset Servicing & Securitization LLC	4.0506	3/25/2034	Monthly US LIBOR	+2.78%	200,758
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	OTHER ASSET BACKED SECURITIES - 24.5% (Continued)
$2,000,000	Cutwater 2015-I Ltd. ^	8.8215	7/15/2027	Quarterly US LIBOR	+7.10%	$1,992,500
92,648	CWABS, Inc. Asset-Backed Certificates Trust 2004-6	2.4614	11/25/2034	Monthly US LIBOR	+0.90%	92,411
64,181	CWABS, Inc. Asset-Backed Certificates Trust 2004-6	2.7614	11/25/2034	Monthly US LIBOR	+1.20%	64,251
1,170,000	Dryden 34 Senior Loan Fund ^	7.5215	10/15/2026	Quarterly US LIBOR	+5.80%	1,171,222
19,051	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032			20,049
500,000	Figueroa CLO 2013-1 Ltd. ^	5.0857	3/21/2024	Quarterly US LIBOR	+3.65%	502,860
255,463	Finance America Mortgage Loan Trust 2004-2	2.5364	8/25/2034	Monthly US LIBOR	+9.75%	256,594
230,338	Finance America Mortgage Loan Trust 2004-2	3.6614	8/25/2034	Monthly US LIBOR	+2.10%	221,795
50,078	First Franklin Mortgage Loan Trust 2002-FF1	2.6928	4/25/2032	Monthly US LIBOR	+1.13%	49,747
1,000,000	Fortress Credit Opportunities VII CLO Ltd. ^	7.2185	12/15/2028	Quarterly US LIBOR	+5.63%	1,020,902
2,000,000	Greywolf CLO II Ltd. ^	3.8715	10/15/2029	Quarterly US LIBOR	+2.15%	2,032,500
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. ^	7.4452	7/25/2027	Quarterly US LIBOR	+5.70%	1,503,440
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. ^	7.6841	10/18/2027	Quarterly US LIBOR	+5.95%	1,989,613
1,000,000	Hildene CLO II Ltd. ^	6.8392	7/19/2026	Quarterly US LIBOR	+5.10%	996,480
750,000	ICE 3 Global Credit CLO Ltd. ^	4.2947	4/20/2024	Quarterly US LIBOR	+2.55%	747,573
1,000,000	KVK CLO 2015-1 Ltd. ^	7.1857	5/20/2027	Quarterly US LIBOR	+5.75%	1,007,277
220,094	Long Beach Mortgage Loan Trust 2003-2	4.4114	6/25/2033	Monthly US LIBOR	+2.85%	217,190
21,205	Long Beach Mortgage Loan Trust 2004-1	2.3864	2/25/2034	Monthly US LIBOR	+0.83%	21,275
262,029	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	3.5114	7/25/2035	Monthly US LIBOR	+1.95%	263,219
141,588	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7	3.2864	7/25/2034	Monthly US LIBOR	+1.73%	138,463
2,450,000	Oaktree CLO 2014-1 ^	7.7129	5/13/2029	Quarterly US LIBOR	+6.30%	2,436,921
1,500,000	Octagon Investment Partners XX Ltd. ^	6.6629	8/12/2026	Quarterly US LIBOR	+5.25%	1,503,919
223,805	RAMP Series 2002-RS3 Trust	2.5364	6/25/2032	Monthly US LIBOR	+0.98%	210,462
1,000,000	Sound Point CLO IX Ltd. ^	8.2447	7/20/2027	Quarterly US LIBOR	+6.50%	997,000
190,556	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	2.7614	10/25/2035	Monthly US LIBOR	+1.20%	175,397
310,757	Structured Asset Investment Loan Trust 2004-7	2.6864	8/25/2034	Monthly US LIBOR	+1.13%	298,766
109,279	Structured Asset Securities Corp. 2005-WF1	3.4664	2/25/2035	Monthly US LIBOR	+1.91%	93,382
89,566	Structured Asset Securities Corp. 2005-WF1	3.6164	2/25/2035	Monthly US LIBOR	+2.06%	67,185
500,000	Symphony CLO II Ltd. ^	2.9676	10/25/2020	Quarterly US LIBOR	+1.50%	500,451
1,000,000	Symphony CLO XIV Ltd. ^	3.5715	7/14/2026	Quarterly US LIBOR	+1.85%	1,003,375
1,000,000	Trinitas CLO I Ltd. ^	6.4715	4/15/2026	Quarterly US LIBOR	+4.75%	1,000,000
2,900,000	Venture XVII CLO Ltd. ^	6.7215	7/15/2026	Quarterly US LIBOR	+5.00%	2,884,938
1,323,797	Zais CLO 1 Ltd. ^	3.1215	4/15/2026	Quarterly US LIBOR	+1.40%	1,326,367
1,380,000	Zais CLO 5 Ltd. ^	4.1215	10/15/2028	Quarterly US LIBOR	+2.40%	1,390,473
						38,504,592
	PHARMACEUTICALS- 1.7%
790,000	Actavis Funding SCS	3.0000	3/12/2020			793,493
750,000	Baxalta, Inc.	2.0000	6/22/2018			749,352
500,000	Mylan, Inc.	2.5500	3/28/2019			499,412
500,000	Zoetis, Inc.	3.4500	11/13/2020			509,841
						2,552,098
	PIPELINES - 3.7%
500,000	DCP Midstream Operating LP	2.7000	4/1/2019			500,625
300,000	DCP Midstream Operating LP ^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	290,625
350,000	DCP Midstream Operating LP ^	9.7500	3/15/2019			376,687
242,000	Energy Transfer LP	4.1500	10/1/2020			249,129
1,700,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			1,849,689
1,390,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			1,447,337
295,000	Plains All American Pipeline LP / PAA Finance Corp.	2.6000	12/15/2019			292,739
731,000	Plains All American Pipeline LP / PAA Finance Corp.	5.7500	1/15/2020			769,425
						5,776,256
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.6%
115,000	American Tower Trust #1 ^	1.5510	3/15/2018			114,893
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			149,486
764,000	Crown Castle International Corp.	3.4000	2/15/2021			774,807
1,269,000	Potlatch Corp.	7.5000	11/1/2019			1,370,520
						2,409,706
	RETAIL - 0.2%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020			264,760

	SOFTWARE & SERVICES - 0.6%
850,000	Neilsen Finance LLC	4.5000	10/1/2020			858,500

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value
	TELECOMMUNICATIONS - 2.3%
$1,594,000	Crown Castle Towers LLC ^	4.8830	8/15/2020			$1,672,727
1,875,000	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			1,886,719
						3,559,446
	TRUCKING & LEASING - 0.3%
500,000	Penske Truck Leasing Co. ^	3.3750	3/15/2018			500,936

	UTILITIES - 0.8%
750,000	EDP Finance BV ^	6.0000	2/2/2018			750,000
450,000	Entergy Corp.	5.1250	9/15/2020			473,261
100,000	PPL Capital Funding, Inc.	4.3584	3/30/2067	Quarterly US LIBOR	+2.67%	99,500
						1,322,761
	TOTAL BONDS & NOTES (Cost $141,002,819)					143,959,469
Shares
	PREFERRED STOCK - 1.0%
	BANKS - 1.0%
40,000	Citigroup, Inc.	7.1250		Quarterly US LIBOR	+4.04%	1,129,600
7,400	Citigroup, Inc.	6.8750		Quarterly US LIBOR	+4.13%	208,680
5,000	Northern Trust Corp.	5.8500				131,300
	TOTAL PREFERRED STOCK (Cost $1,467,670)					1,469,580

	TOTAL INVESTMENTS - 98.6% (Cost $149,768,720)(A)					$152,615,752
	OTHER ASSETS LESS LIABILITIES - 1.4%					2,402,059
	TOTAL NET ASSETS - 100.0%					$155,017,811

CMO - Collateralized Mortgage Obligation
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
+ Fair valued determined using Level 3 measurements. As of January 31, 2018 fair valued securities had a market value of $1,872,868 and represented 1.21% of Total Net Assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 36.78% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $149,775,974 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$4,337,676
			Unrealized depreciation			(1,497,898)
			Net unrealized appreciation			$2,839,778

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$392,587	$-	$-	$392,587
Mutual Funds	6,794,116	-	-	6,794,116
Bonds & Notes (a)	-	143,192,219	767,250	143,959,469
Preferred Stock	1,469,580	-	-	1,469,580
Total	$8,656,283	$143,192,219	$767,250	$152,615,752

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:
	Bonds & Notes	Total
Beginning Balance 10/31/2017	$782,494	$782,494
Total realized gain (loss)	-	-
Appreciation	(18,258)	(18,258)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	3,014	3,014
Net transfers in/out of level 3
Ending Balance 1/31/2018	$767,250	$767,250

Fair Value at January 31, 2018	Valuation Techniques	Unobservable Input	Impact to Valuation
$99.00	Spread to comparable security adjusted for a fixed spread as of the last trade date.	635 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

See Portfolio of Investments for Industry classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/29/2018

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/29/2018